USDC (Details) - Schedule of Additional Information about USDC - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additional Information about USDC [Abstract]
Opening balance	$ 626,441	$ 15,829,464	$ 56,005
Collection of USDC from exchange of cash and other digital assets	13,536,991	1,998,002	18,201,257
Collection of USDC from private placement			1,179,368
Receipt of USDC from sales of property and equipment		712,800
Collection of deposits of miner sales and other fees	10,000	230,000
Receipt of USDC from sales of Antminer coupon	699,425
Refund of deposit on property and equipment			234,371
Sales of USDC in exchange of cash		(13,450,000)
Payment of USDC for transportation expenses	(6,158)	(2,426,065)
Payment of USDC for other expenses	(2,279,448)	(2,267,760)	(1,615,922)
Investment in an investment security			(1,000,000)
Purchases of miners	(12,181,655)		(895,893)
Repayment of borrowings from a related party			(329,722)
Ending balance	$ 405,596	$ 626,441	$ 15,829,464